Note 5 - Accounts Receivable (Details) - Accounts Receivable - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Abstract]
Trade accounts	$ 104,005	$ 154,172	$ 575,375
Less: Allowance for bad debts	(21,972)	(24,882)	(2,899)
Less: Allowance for returns	(19,647)	(10,834)	(4,953)
	$ 62,386	$ 118,456	$ 567,523